Net interest revenue	12 Months Ended
Dec. 31, 2021
Interest Revenue (Expense), Net [Abstract]
Net interest revenue	Net interest revenue
The following table provides the components of net interest revenue presented on the consolidated income statement.

Net interest revenue	Year ended Dec. 31,
(in millions)	2021	2020	2019
Interest revenue
Deposits with the Federal Reserve and other central banks	$(77)	$50	$448
Deposits with banks	48	134	265
Federal funds sold and securities purchased under resale agreements	120	545	2,154
Loans	958	1,142	1,789
Securities:
Taxable	1,702	2,118	2,701
Exempt from federal income taxes	42	28	36
Total securities	1,744	2,146	2,737
Trading securities	52	92	155
Total interest revenue	2,845	4,109	7,548
Interest expense
Deposits in domestic offices	(27)	176	958
Deposits in foreign offices	(148)	(15)	636
Federal funds purchased and securities sold under repurchase agreements	(4)	283	1,437
Trading liabilities	8	15	35
Other borrowed funds	8	16	59
Commercial paper	—	7	55
Customer payables	(2)	28	238
Long-term debt	392	622	942
Total interest expense	227	1,132	4,360
Net interest revenue	2,618	2,977	3,188
Provision for credit losses	(231)	336	(25)
Net interest revenue after provision for credit losses	$2,849	$2,641	$3,213